Restatement of prior period financial statements - Narrative (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of initial application of standards or interpretations [abstract]
Inventories	$ 23,662
Accruals and deferrals	10,711
Capitalization of expenses	10,376
Deferred taxes and income taxes	$ 4,330